Description of Business and Summary of Significant Accounting Policies And Going Concern - Narrative (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 08, 2021	Apr. 25, 2019	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 06, 2023	Feb. 15, 2023	Dec. 31, 2021
Disaggregation of Revenue
Common stock, shares authorized (in shares)			50,000,000		50,000,000		50,000,000	50,000,000	50,000,000
Net loss attributable to T Stamp Inc.			$ 1,255,915	$ 35,162	$ 6,532,845	$ 4,752,980	$ 7,637,642	$ 12,091,540
Operating cash outflows					6,183,158	5,884,123	7,852,546	6,337,386
Working capital			(1,450,000)		(1,450,000)		(1,980,000)
Accumulated deficit			$ 55,446,691		$ 55,446,691		$ 50,853,285	$ 39,299,726
Treasury stock, at cost, shares held (in shares)			0		0		3,649	3,768
Common stock, shares issued (in shares)			1,254,650		1,254,650		613,206	327,389
Cash and cash equivalents			$ 598,031	$ 3,182,503	$ 598,031	$ 3,182,503	$ 3,140,747	$ 1,254,494			$ 3,475,695
Gross receivables							694,000	1,010,000.00
Goodwill, Impairment Loss					0		0	0
Allowance for credit losses							(8,000)	0
Unbilled receivables			$ 4,463		4,463		143,219	109,475
Impaired capitalized internal-use software					24,000		19,000
Impairment on finite-lived assets					$ 24,000		12,000	0
Advertising and marketing expense							$ 224,000	217,000
Effective tax rate							0.00%
Unrecognized tax benefits							$ 0	$ 0
Third Restated Certificate
Disaggregation of Revenue
Common stock, shares authorized (in shares)									50,000,000
Top Three Customers | Accounts receivable | Customer Concentration Risk
Disaggregation of Revenue
Concentration Risk, Percentage					86.87%		91.11%	95.37%
Top Three Customers | Sales revenue net | Customer Concentration Risk
Disaggregation of Revenue
Concentration Risk, Percentage			93.24%	95.85%	94.68%	90.53%
Customer One | Accounts receivable | Customer Concentration Risk
Disaggregation of Revenue
Concentration Risk, Percentage					65.12%		53.55%	36.90%
Customer Two | Accounts receivable | Customer Concentration Risk
Disaggregation of Revenue
Concentration Risk, Percentage					17.12%		30.43%	32.69%
Customer Three | Accounts receivable | Customer Concentration Risk
Disaggregation of Revenue
Concentration Risk, Percentage					4.63%		7.13%	25.78%
Customer | Sales revenue net | Customer Concentration Risk
Disaggregation of Revenue
Concentration Risk, Percentage							89.75%	93.60%
IGS | Sales revenue net | Customer Concentration Risk
Disaggregation of Revenue
Concentration Risk, Percentage							55.04%
S And P 500 Bank | Sales revenue net | Customer Concentration Risk
Disaggregation of Revenue
Concentration Risk, Percentage			66.34%	81.87%	63.66%	14.95%	17.77%	18.36%
Mastercard | Sales revenue net | Customer Concentration Risk
Disaggregation of Revenue
Concentration Risk, Percentage			17.60%	6.07%	21.07%		16.94%	14.23%
ICE | Sales revenue net | Customer Concentration Risk
Disaggregation of Revenue
Concentration Risk, Percentage				7.91%		62.98%		61.01%
Bank Time Deposits
Disaggregation of Revenue
Cash and cash equivalents			$ 30,342		$ 30,342		$ 2,620,765	$ 71,000
Common Class A
Disaggregation of Revenue
Treasury stock, at cost, shares held (in shares)		21,368					13,736
Common stock, shares issued (in shares)										13,736
Common stock, shares held (in shares)							3,649
Common Class A | Various employees
Disaggregation of Revenue
Number of shares transferred (in shares)	17,600	17,600